AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.7%
Asset-Backed Securities — 14.3%
Automobiles — 3.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	600	$ 585,987
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	61	60,450
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	200,092
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	7	7,315
Series 2018-01, Class A2, 144A
2.870%	10/20/23	91	90,247
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	296,503
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
1.135%(c)	07/15/22	400	396,299
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	200	195,278
			1,832,171
Collateralized Loan Obligations — 9.0%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.912%(c)	01/22/31	250	230,471
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.959%(c)	10/19/28	500	481,944
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.071%(c)	10/15/28	400	387,432
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.128%(c)	10/13/31	500	463,054
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	500	464,085
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	01/20/31	500	458,995
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.659%(c)	04/20/28	500	488,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	250	$ 231,919
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.719%(c)	01/18/29	500	477,437
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.959%(c)	10/20/28	750	722,235
			4,405,719
Consumer Loans — 0.6%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	89	85,949
Series 2019-02, Class A, 144A
3.010%	04/25/28	164	159,047
Series 2019-04, Class A, 144A
2.450%	08/25/28	73	69,932
			314,928
Credit Cards — 0.6%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	306,226
Student Loans — 0.3%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	36	36,175
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	19	19,129
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	33	32,863
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	40	39,956
			128,123

Total Asset-Backed Securities (cost $7,258,562)			6,987,167
Commercial Mortgage-Backed Securities — 18.8%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	463	461,072
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	907,415
Commercial Mortgage Trust,
Series 2014-UBS04, Class A2
2.963%	08/10/47	17	16,709
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR26, Class A3
3.359%	10/10/48	900	$ 923,056
Series 2016-CR28, Class A1
1.770%	02/10/49	130	129,610
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,071,985
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,227,605
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,280	1,296,019
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	63	63,673
Series 2015-C24, Class A3
3.479%	05/15/48	1,200	1,258,085
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	613,360
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	389	388,267
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	145	144,246
Series 2016-C37, Class A1
1.944%	12/15/49	219	217,882
Series 2017-C41, Class A2
2.590%	11/15/50	460	464,404

Total Commercial Mortgage-Backed Securities (cost $8,990,109)			9,183,388
Corporate Bonds — 28.8%
Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	621,396
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	186,767
			808,163
Banks — 8.8%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21	285	286,402
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	312,395
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	244,459
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	340	$ 341,325
2.750%	04/25/22	370	373,514
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	567,648
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	125	125,379
3.200%	01/25/23(a)	380	392,480
4.350%	08/15/21	200	206,117
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	675	692,628
PNC Bank NA,
Sr. Unsec’d. Notes
2.450%	11/05/20(a)	770	771,210
			4,313,557
Biotechnology — 2.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	126,200
3.875%	11/15/21	79	80,084
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	364,969
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	385	400,688
			971,941
Chemicals — 1.4%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	511,441
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	151,698
			663,139
Computers — 2.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22(a)	1,110	1,139,771
Electric — 1.8%
Alabama Power Co.,
Sr. Unsec’d. Notes
2.450%	03/30/22(a)	360	363,918
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	406,071

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	125	$ 127,414
			897,403
Electronics — 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	115	112,094
Healthcare-Services — 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	578,329
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	125	127,394
			705,723
Insurance — 0.9%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	182,737
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	247,429
			430,166
Machinery-Diversified — 0.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	147,108
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	111,470
Oil & Gas — 0.4%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	75	54,544
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	202	155,221
			209,765
Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	250	252,192
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22	380	392,336
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	125	129,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	$ 472,415
			1,246,506
Pipelines — 1.2%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	600	589,388
Software — 1.9%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	880	901,254
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	305	310,692
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	75	74,447
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,845
			593,984
Transportation — 0.4%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	211,529

Total Corporate Bonds (cost $13,984,774)			14,052,961
Residential Mortgage-Backed Securities — 0.7%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	136	143,572
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	183	182,571

Total Residential Mortgage-Backed Securities (cost $320,853)			326,143
Sovereign Bonds — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	320,768
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	202,666
2.125%	10/25/23	200	208,273
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	216,030

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	150	$ 151,521
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	125	128,082

Total Sovereign Bonds (cost $1,201,613)			1,227,340
U.S. Government Agency Obligation — 1.6%
Federal Home Loan Bank
2.625%	10/01/20	785	793,941
(cost $784,461)
U.S. Treasury Obligations — 29.0%
U.S. Treasury Bonds
2.375%	11/15/49	55	68,561
2.750%	08/15/47	45	59,323
3.125%	02/15/43	95	128,933
3.625%	08/15/43	120	175,781
3.625%	02/15/44	2,465	3,624,321
3.750%	11/15/43	1,500	2,241,094
U.S. Treasury Notes
0.500%	03/31/25	50	50,316
0.625%	03/31/27	255	256,434
1.250%	08/31/24	2,450	2,545,703
1.375%	04/30/21	165	167,088
1.625%	04/30/23	665	691,392
2.250%	11/15/24	45	48,825
2.250%	11/15/25	1,010	1,108,791
2.375%	08/15/24	560	608,650
2.750%	04/30/23	170	182,644
3.000%	09/30/25(k)	1,015	1,154,642
U.S. Treasury Strips Coupon
1.643%(s)	05/15/29	30	27,887
2.026%(s)	02/15/22(k)	830	825,818
2.205%(s)	05/15/39	40	31,342
2.394%(s)	11/15/43	135	95,091
2.629%(s)	08/15/23	90	88,871

Total U.S. Treasury Obligations (cost $13,486,807)			14,181,507

Total Long-Term Investments (cost $46,027,179)			46,752,447

	Shares
Short-Term Investments — 5.9%
Affiliated Mutual Funds — 5.8%
PGIM Core Ultra Short Bond Fund(w)	1,964,835	1,964,835
PGIM Institutional Money Market Fund (cost $859,846; includes $858,868 of cash collateral for securities on loan)(b)(w)	861,864	860,485

Total Affiliated Mutual Funds (cost $2,824,681)		2,825,320

Value
Options Purchased*~ — 0.1%
(cost $6,162)	$ 48,768

Total Short-Term Investments (cost $2,830,843)	2,874,088

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.6% (cost $48,858,022)	49,626,535
Option Written*~ — (0.0)%
(premiums received $1,704)	(938)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.6% (cost $48,856,318)	49,625,597

Liabilities in excess of other assets(z) — (1.6)%	(789,339)

Net Assets — 100.0%	$ 48,836,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $844,709; cash collateral of $858,868 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	5	5	$ 313
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	5	5	938
Total Exchange Traded (cost $5,093)						$1,251

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$ 3,335
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	3,223
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	7,563
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	15,053
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	15,636
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	2,707
Total OTC Traded (cost $1,069)							$47,517
Total Options Purchased (cost $6,162)							$48,768
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	10	10	$(938)
(premiums received $1,704)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year U.S. Treasury Notes	Jun. 2020	$ 277,375	$ 2,712
50	10 Year U.S. Ultra Treasury Notes	Jun. 2020	7,801,563	486,093
				488,805
Short Positions:
190	2 Year U.S. Treasury Notes	Jun. 2020	41,872,734	(558,552)
68	5 Year U.S. Treasury Notes	Jun. 2020	8,524,438	(76,784)
18	20 Year U.S. Treasury Bonds	Jun. 2020	3,223,125	(207,753)
19	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	4,215,625	6,185
				(836,904)
				$(348,099)
A5

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,900	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	$ —	$ 49,446	$ 49,446
12,410	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	444,470	440,082	(4,388)
51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	1,857,760	1,857,405
1,300	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(64,077)	(64,077)
526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	7,440	(55,014)	(62,454)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(15,830)	(15,649)
5,027	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(57,493)	(953,203)	(895,710)
509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(92,353)	(92,353)
845	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	276	(93,449)	(93,725)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	155,233	160,133
345	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(33,309)	(33,309)
345	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	2,392	(50,608)	(53,000)
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(25,904)	(25,904)
247	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	2,611	2,611
				$392,359	$1,121,385	$ 729,026

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6